Operating segment data (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of operating segments [line items]
Aeronautical revenues	$ 220,266	$ 4,347,031	$ 3,872,735	$ 3,033,130
Non-aeronautical revenues	73,793	1,456,338	1,332,762	1,111,541
Construction services revenues	67,212	1,326,458	344,772	347,988
Depreciation and amortization	15,161	299,205	276,634	238,809
Major maintenance provision	14,747	291,038	262,871	174,293
Allowance for doubtful accounts		(10,561)	749	(1,103)
Operating income	164,128	3,239,119	2,783,554	2,036,555
Interest expense	17,878	352,822	330,694	334,764
Interest income	(6,450)	(127,290)	(199,600)	(80,740)
Income tax	41,199	813,073	746,782	512,110
Assets per segment	719,560		13,545,323	12,510,336	$ 14,200,800
Liabilities per segment	353,248		6,858,343	6,559,809	6,971,485
Capital investments			529,393	548,346	1,581,959
Investment in airport concessions	$ 387,548		6,513,514	6,348,605	7,648,417
Operating segments
Disclosure of operating segments [line items]
Aeronautical revenues		4,362,489	3,887,358	3,047,098
Non-aeronautical revenues		5,303,815	6,060,296	4,647,184
Construction services revenues		1,337,418	353,339	347,988
Depreciation and amortization		299,205	276,634	238,809
Major maintenance provision		291,038	268,016	174,293
Allowance for doubtful accounts		(10,561)	749	(1,103)
Operating income		4,500,865	3,894,146	2,643,749
Interest expense		402,969	365,273	374,949
Interest income		(177,437)	(234,179)	(120,990)
Income tax		813,073	746,782	511,874
Assets per segment			25,146,912	22,863,645	26,836,067
Liabilities per segment			7,572,653	7,589,822	8,475,300
Capital investments			537,960	548,346	1,590,151
Investment in airport concessions			6,510,746	6,348,605	7,656,609
Operating segments | Monterrey
Disclosure of operating segments [line items]
Aeronautical revenues		2,046,097	1,799,823	1,443,311
Non-aeronautical revenues		547,586	560,016	484,111
Construction services revenues		367,214	97,631	70,999
Depreciation and amortization		84,132	76,016	76,353
Major maintenance provision		72,284	64,794	24,327
Allowance for doubtful accounts		(4,263)	(1,417)	293
Operating income		518,737	473,916	365,471
Interest expense		7,975	1,136	4,044
Interest income		(24,111)	(39,945)	(11,285)
Income tax		100,978	119,677	91,560
Assets per segment			4,868,188	4,501,117	4,993,403
Liabilities per segment			658,768	626,259	826,644
Capital investments			98,585	73,221	505,445
Investment in airport concessions			2,492,242	2,464,006	2,785,385
Operating segments | Acapulco
Disclosure of operating segments [line items]
Aeronautical revenues		158,448	149,214	138,309
Non-aeronautical revenues		34,089	30,446	27,864
Construction services revenues		372,253	76,772	81,869
Depreciation and amortization		20,105	19,466	18,737
Major maintenance provision		8,475	2,934	21,621
Allowance for doubtful accounts		(1,443)	(521)	(133)
Operating income		38,531	39,461	21,329
Interest expense		4,764	411	832
Interest income		(4,845)	(13,246)	(7,663)
Income tax		(648)	5,197	1,582
Assets per segment			1,085,908	1,044,502	1,197,164
Liabilities per segment			113,528	113,932	282,120
Capital investments			77,069	84,354	372,253
Investment in airport concessions			641,082	587,517	996,944
Operating segments | Mazatlan
Disclosure of operating segments [line items]
Aeronautical revenues		249,479	221,522	168,703
Non-aeronautical revenues		47,819	46,879	40,820
Construction services revenues		30,205	19,527	41,487
Depreciation and amortization		15,815	15,458	14,487
Major maintenance provision		16,913	12,490	(4,949)
Allowance for doubtful accounts		(168)	(196)	(576)
Operating income		59,470	55,052	40,170
Interest expense		4,259	428	5,283
Interest income		(20,699)	(27,820)	(16,671)
Income tax		15,213	14,978	10,389
Assets per segment			1,021,766	934,612	1,128,244
Liabilities per segment			128,287	100,921	150,567
Capital investments			19,632	43,502	30,223
Investment in airport concessions			492,692	487,516	508,123
Operating segments | Zihuatanejo
Disclosure of operating segments [line items]
Aeronautical revenues		167,550	141,091	118,736
Non-aeronautical revenues		27,334	26,280	23,751
Construction services revenues		28,039	25,699	57,943
Depreciation and amortization		17,347	16,680	15,073
Major maintenance provision		20,566	17,170	(73)
Allowance for doubtful accounts		(445)	85	(203)
Operating income		38,977	35,945	27,338
Interest expense		9,886	932	2,731
Interest income		(7,494)	(7,736)	(284)
Income tax		4,367	5,705	3,844
Assets per segment			596,541	605,538	596,780
Liabilities per segment			114,706	148,768	116,609
Capital investments			25,822	60,483	28,138
Investment in airport concessions			507,683	496,394	520,632
Operating segments | Chihuahua
Disclosure of operating segments [line items]
Aeronautical revenues		308,746	272,921	196,033
Non-aeronautical revenues		52,742	48,374	40,204
Construction services revenues		122,412	16,061	3,769
Depreciation and amortization		12,682	11,853	12,025
Major maintenance provision		18,446	28,066	30,246
Allowance for doubtful accounts		(4)	(1,011)	934
Operating income		72,298	64,258	26,553
Interest expense		12,251	2,102	(1,888)
Interest income		(21,242)	(23,510)	(11,847)
Income tax		17,271	20,277	8,991
Assets per segment			793,881	721,935	903,724
Liabilities per segment			170,004	159,632	213,533
Capital investments			16,202	3,933	122,448
Investment in airport concessions			349,021	342,739	460,816
Operating segments | Culiacan
Disclosure of operating segments [line items]
Aeronautical revenues		409,399	351,096	255,921
Non-aeronautical revenues		53,296	48,280	39,981
Construction services revenues		43,362	9,608	34,058
Depreciation and amortization		16,147	16,006	15,899
Major maintenance provision		10,368	11,251	23,338
Allowance for doubtful accounts		(1,159)	764	(102)
Operating income		92,556	79,875	40,763
Interest expense		7,637	383	12,319
Interest income		(7,940)	(8,017)	(1,911)
Income tax		20,847	20,524	8,843
Assets per segment			726,063	683,797	816,623
Liabilities per segment			117,342	141,263	126,234
Capital investments			9,896	35,579	44,389
Investment in airport concessions			479,351	487,393	508,523
Operating segments | Durango
Disclosure of operating segments [line items]
Aeronautical revenues		100,884	98,550	63,186
Non-aeronautical revenues		11,061	11,026	9,080
Construction services revenues		19,974	4,381	2,992
Depreciation and amortization		6,140	5,965	5,867
Major maintenance provision		18,130	14,649	23,868
Allowance for doubtful accounts		282	(286)	392
Operating income		22,389	19,017	10,991
Interest expense		6,712		(6,799)
Interest income		(8,174)	(5,739)	(259)
Income tax		954	4,200	3,513
Assets per segment			290,258	281,816	292,704
Liabilities per segment			58,281	64,356	67,734
Capital investments			4,478	4,948	19,991
Investment in airport concessions			155,540	155,568	170,869
Operating segments | San Luis Potosi
Disclosure of operating segments [line items]
Aeronautical revenues		149,823	130,337	99,341
Non-aeronautical revenues		24,603	23,666	20,482
Construction services revenues		108,756	24,456	4,668
Depreciation and amortization		7,934	7,105	7,431
Major maintenance provision		29,556	28,384	(16,415)
Allowance for doubtful accounts		(1,275)	711	757
Operating income		29,078	30,801	22,686
Interest expense		4,791		1,859
Interest income		(8,272)	(13,166)	(437)
Income tax		7,570	11,286	7,575
Assets per segment			293,618	287,251	449,272
Liabilities per segment			89,123	117,833	232,186
Capital investments			24,553	4,760	108,756
Investment in airport concessions			214,064	195,097	316,361
Operating segments | Tampico
Disclosure of operating segments [line items]
Aeronautical revenues		171,550	162,389	144,178
Non-aeronautical revenues		25,859	22,735	22,810
Construction services revenues		46,740	32,053	9,589
Depreciation and amortization		7,697	6,567	6,655
Major maintenance provision		14,583	10,782	21,551
Allowance for doubtful accounts		(1,627)	1,907	(2,146)
Operating income		39,483	37,025	32,793
Interest expense		2,674		4,361
Interest income		(3,441)	(3,016)	(1,389)
Income tax		8,418	10,685	2,284
Assets per segment			306,466	276,428	316,409
Liabilities per segment			90,438	84,117	83,646
Capital investments			32,157	9,691	46,740
Investment in airport concessions			214,318	187,509	254,622
Operating segments | Torreon
Disclosure of operating segments [line items]
Aeronautical revenues		156,158	151,251	110,480
Non-aeronautical revenues		22,478	20,087	18,191
Construction services revenues		20,018	5,722	14,796
Depreciation and amortization		8,726	8,515	8,484
Major maintenance provision		19,361	16,916	1,431
Allowance for doubtful accounts		(59)	186	(339)
Operating income		35,743	34,268	25,065
Interest expense		8,382	9	(3,238)
Interest income		(9,902)	(8,265)	(1,120)
Income tax		7,019	10,537	7,392
Assets per segment			372,001	361,616	371,887
Liabilities per segment			90,046	111,837	111,569
Capital investments			5,834	14,849	20,018
Investment in airport concessions			251,932	253,471	264,450
Operating segments | Zacatecas
Disclosure of operating segments [line items]
Aeronautical revenues		95,153	87,616	66,957
Non-aeronautical revenues		12,172	10,120	9,304
Construction services revenues		19,175	7,677	10,294
Depreciation and amortization		6,815	6,656	6,719
Major maintenance provision		19,843	17,315	10,768
Allowance for doubtful accounts		46	(2)	(1,193)
Operating income		19,354	19,547	11,601
Interest expense		3,487	150	(2,559)
Interest income		(4,465)	(8,396)	(439)
Income tax		3,495	6,891	3,433
Assets per segment			286,407	279,613	276,803
Liabilities per segment			74,939	89,086	90,328
Capital investments			7,789	10,488	19,175
Investment in airport concessions			195,325	193,119	208,814
Operating segments | Ciudad Juarez
Disclosure of operating segments [line items]
Aeronautical revenues		244,891	208,042	146,201
Non-aeronautical revenues		40,676	34,351	29,225
Construction services revenues		31,917	9,905	9,512
Depreciation and amortization		11,103	10,334	10,658
Major maintenance provision		31,042	24,025	29,265
Allowance for doubtful accounts		(95)	507	775
Operating income		57,113	48,478	28,593
Interest expense		4,441	147	1,240
Interest income		(10,987)	(12,530)	(1,195)
Income tax		13,507	14,819	7,890
Assets per segment			452,024	424,666	480,320
Liabilities per segment			111,710	94,148	124,745
Capital investments			10,005	11,391	33,404
Investment in airport concessions			334,050	333,676	355,659
Operating segments | Reynosa
Disclosure of operating segments [line items]
Aeronautical revenues		104,311	113,506	95,742
Non-aeronautical revenues		15,094	14,150	12,557
Construction services revenues		127,353	23,847	6,012
Depreciation and amortization		6,616	6,290	6,127
Major maintenance provision		11,471	19,240	9,315
Allowance for doubtful accounts		(362)	212	(278)
Operating income		23,881	25,539	14,373
Interest expense			179	(954)
Interest income		1,313	(7,364)	(284)
Income tax		2,819	7,923	3,144
Assets per segment			282,249	263,490	440,857
Liabilities per segment			67,237	73,408	208,144
Capital investments			23,944	6,384	127,353
Investment in airport concessions			183,446	164,600	305,411
Operating segments | NH T2 Hotel
Disclosure of operating segments [line items]
Non-aeronautical revenues		250,777	227,884	212,488
Depreciation and amortization		20,799	20,739	20,506
Allowance for doubtful accounts			240
Operating income		75,797	68,595	60,142
Interest expense		5,537	11,497	14,536
Interest income		(876)	(639)	(595)
Income tax		15,454	15,505	14,830
Assets per segment			290,685	311,178	289,844
Liabilities per segment			85,543	149,555	32,374
Capital investments			2,095	1,605	1,338
Operating segments | Hilton Garden Inn
Disclosure of operating segments [line items]
Non-aeronautical revenues		90,875	83,625	16,882
Depreciation and amortization		10,111	9,268	1,163
Allowance for doubtful accounts		54
Operating income		25,680	22,222	(984)
Interest expense		2,329	2,171	369
Interest income		(3,857)	(986)	(583)
Income tax		3,753	4,244	(634)
Assets per segment			234,123	212,412	250,264
Liabilities per segment			15,996	10,984	8,857
Capital investments			13,410	95,078	9,090
Operating segments | VYNMSA
Disclosure of operating segments [line items]
Non-aeronautical revenues		12,914	4,952
Depreciation and amortization		9,200	3,416
Operating income		(1,767)	(3,063)
Interest expense		373
Interest income		(2,034)	(238)
Income tax		(3,053)	(1,315)
Assets per segment			194,209		242,220
Liabilities per segment			32,577		43,260
Capital investments			104,326		70,726
Operating segments | Other
Disclosure of operating segments [line items]
Non-aeronautical revenues		4,034,440	4,847,425	3,639,434
Depreciation and amortization		37,836	36,300	12,625
Allowance for doubtful accounts		(43)	(430)	716
Operating income		3,353,545	2,843,210	1,916,865
Interest expense		317,471	345,728	342,813
Interest income		(40,411)	(53,566)	(65,028)
Income tax		595,109	475,649	337,238
Assets per segment			13,052,525	11,673,674	13,789,549
Liabilities per segment			5,554,128	5,503,723	5,756,750
Capital investments			62,163	88,080	30,664
Eliminations
Disclosure of operating segments [line items]
Aeronautical revenues		(15,458)	(14,623)	(13,968)
Non-aeronautical revenues		(3,847,477)	(4,727,534)	(3,535,643)
Construction services revenues		(10,960)	(8,567)
Major maintenance provision			(5,145)
Operating income		(1,261,746)	(1,110,592)	(607,194)
Interest expense		(50,147)	(34,579)	(40,185)
Interest income		$ 50,147	34,579	40,250
Income tax				236
Assets per segment			(11,601,589)	(10,353,309)	(12,635,267)
Liabilities per segment			(714,310)	$ (1,030,013)	(1,503,815)
Capital investments			(8,567)		(8,192)
Investment in airport concessions			$ 2,768		$ (8,192)